Basis of Presentation	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Accounting Policies [Abstract]
Basis of Presentation

Note 1 — Basis of Presentation

Description of Operations

Magellan Petroleum Corporation (the “Company” or “Magellan” or “MPC” or “we”) is an independent oil and gas exploration and production company. Subject to the closing of the announced merger with Tellurian Investments Inc. (“Tellurian”), Magellan will become a company focused on the development of liquefied natural gas (“LNG”) projects along the United States Gulf Coast and complementary business lines in the energy industry. Historically active internationally, Magellan also owns interests in the Horse Hill-1 well and related licenses in the Weald Basin, onshore UK, and an exploration block, NT/P82, in the Bonaparte Basin, offshore Northern Territory, Australia.

The Company conducts its operations through two wholly owned subsidiaries corresponding to the geographical areas in which the Company operates: Magellan Petroleum (UK) Limited (“MPUK”), and Magellan Petroleum Australia Pty Ltd (“MPA”). Following the closing of the merger with Tellurian, which is expected in the fourth quarter of calendar year 2016 or the first quarter of calendar year 2017, the combined company will operate its LNG business in the US through its new wholly owned subsidiary, Tellurian.

We believe that Magellan’s sources of value are embedded in the Company’s platform and portfolio of assets. Magellan’s strategy is therefore focused on recovering shareholder value by realizing the value of its existing assets.

On July 10, 2015, the Company completed a one share-for-eight shares reverse stock split with respect to the Company’s common stock. All amounts of shares of common stock, per share prices with respect to common stock, amounts of stock options to purchase common stock, respective exercise prices of each such option, and amounts of shares convertible upon conversion of the Series A convertible preferred stock for periods both prior and subsequent to the split have been adjusted in this joint proxy statement/prospectus to reflect the reverse stock split.

We were founded in 1957 and incorporated in Delaware in 1967. The Company’s common stock has been trading on NASDAQ since 1972 under the ticker symbol “MPET”.

Our principal executive offices are located at 1775 Sherman Street, Suite 1950, Denver, Colorado 80203, and our phone number is (720) 484-2400.

Going Concern

The Company has incurred losses from operations for the three months ended September 30, 2016 of $2.2 million, has experienced negative cash flows from operating activities of continuing operations of $1.9 million for the three months ended September 30, 2016, and as of September 30, 2016, its cash balance was $892 thousand. The Company continues to experience liquidity constraints and since July 2015, has been selling certain of its assets to fund its operations, which has resulted in a significant reduction in the Company’s monthly cash burn rate. However, these liquidity constraints continue, and proceeds from these asset sales may not provide sufficient liquidity to fund the Company’s operations for the next twelve months. As a result of these conditions and events, there is substantial doubt about the Company’s ability to continue as a going concern. Because Tellurian’s assets do not currently generate revenues, the combined company is also likely to experience liquidity constraints. However, we believe that upon the closing of the merger with Tellurian, the combined company will be better positioned to raise capital to fund the combined company’s operations due to the attributes of Tellurian’s business plan and management. Therefore, we believe that Magellan’s ability to continue as a going concern in the short-term is subject to the closing of the merger with Tellurian, the primary condition of which closing is the approval by the Company’s shareholders of the merger agreement that is expected to be sought in the fourth quarter of calendar year 2016, or the first quarter of calendar year 2017. However, following the closing of the merger with Tellurian, the combined company may not be able to raise sufficient capital in a timely manner to fund the operations of the combined company. Should the merger with Tellurian not close, the Company will need to pursue other alternatives in order to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might result from the outcome of this uncertainty.

Special Committee of the Board of Directors

In light of the Company’s constrained capital resources and the significant capital requirements to develop the Poplar field using CO2-Enhanced Oil Recovery (“EOR”), on June 5, 2015, the Company formed a special committee of independent members of the Board of Directors of the Company (the “Special Committee”) to i) consider various strategic alternatives potentially available to the Company, which included, but were not limited to, sales of some or all of the assets of the Company, joint ventures, a recapitalization, and a sale or merger of the Company and ii) amend compensation arrangements of executives and employees for the purpose of retention and alignment of their interests with the interests of common stockholders during such strategic alternatives review process. The Special Committee engaged Petrie Partners, LLC (“Petrie”) as financial advisor to assist in the consideration of such matters.

As discussed in Note 2 — Merger with Tellurian, on August 2, 2016, at the direction of the Special Committee, Magellan entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Tellurian and River Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of Magellan (“Merger Sub”). Pursuant to the Merger Agreement, each outstanding share of common stock, par value $0.001 per share, of Tellurian will be exchanged for 1.300 shares of common stock, par value $0.01 per share, of Magellan, and Merger Sub will merge with and into Tellurian (the “Merger”), with Tellurian continuing as the surviving corporation, a direct subsidiary of Magellan, and the accounting acquirer.

As discussed in Note 3 — One Stone Exchange, and Note 5—Discontinued Operations, on March 31, 2016, at the direction of the Special Committee, the Company and its sole preferred stockholder One Stone Holdings II LP (“One Stone”), an affiliate of One Stone Energy Partners, L.P., entered into an Exchange Agreement (the “Exchange Agreement”) pursuant to which 100% of the outstanding shares of Magellan Series A convertible preferred stock (the “Series A Preferred Stock”) were exchanged in consideration for 100% of the Company’s interest in Nautilus Poplar LLC and 51% of the outstanding common units in Utah CO2 LLC (“Utah CO2,” and together with Nautilus Poplar LLC, the “CO2 Business,” or “NP,” or the “former NP segment”), as adjusted by the Cash Amount (as defined in the Exchange Agreement and discussed further below) (the “Exchange”). On August 1, 2016, all the conditions to the closing of the Exchange were met and the Exchange was consummated.

As discussed in Note 4 — Sale of Weald Basin Assets, and Note 5 — Discontinued Operations, on June 10, 2016, at the direction of the Special Committee, MPUK entered into three concurrent agreements (the “Weald Agreements”) for divestiture of certain of its Petroleum Exploration and Development Licenses (“PEDLs”), its peripheral offshore license near the Isle of Wight, and settlement of legal claims related to the Central Weald licenses with its partner and operator, Celtique Energie Weald Limited (“Celtique”). On August 11, 2016, the transactions contemplated by the Weald Agreements closed.

Following the closing of the transactions contemplated by the Exchange Agreement with One Stone, and the subsequently announced Merger with Tellurian, the Company believes that the task of the Special Committee has substantially been completed, and on September 26, 2016, the Board disbanded the Special Committee.

Principles of Consolidation and Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts of Magellan and its wholly owned subsidiaries, MPUK, and MPA, and for periods through closing of the transactions contemplated by the Exchange Agreement on August 1, 2016, NP (which has been discontinued and was transferred to One Stone upon closing), and have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X published by the US Securities and Exchange Commission (the “SEC”). Accordingly, these interim unaudited condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete annual period financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All such adjustments are of a normal recurring nature. All intercompany transactions have been eliminated. Operating results for the three months ended September 30, 2016, are not necessarily indicative of the results that may be expected for the fiscal year ending June 30, 2017. This joint proxy statement/prospectus should be read in conjunction with the historical consolidated financial statements of Magellan as of and for the fiscal years ended June 30, 2016 and 2015 and the footnotes thereto included herein. All amounts presented are in US dollars, unless otherwise noted. Amounts expressed in Australian currency are indicated as “A$.” Amounts expressed in the currency of the United Kingdom are indicated as “£.”

Certain amounts in our prior period financial statements have been reclassified to conform to the current period presentation.

Effective with the execution of the Exchange Agreement on March 31, 2016, the Company reclassified the operations of NP to discontinued operations, and they are reported in discontinued operations for the period from July 1, 2016 through closing of the transactions contemplated by the Exchange Agreement on August 1, 2016 in the accompanying condensed consolidated financial statements, and for all prior periods presented. The Company also reclassified assets and liabilities of NP to assets and liabilities held for sale for all periods prior to closing of the transactions contemplated by the Exchange Agreement in the accompanying condensed consolidated financial statements.

Effective with the execution of the Weald Agreements on June 10, 2016, the Company reclassified the operations related to the respective licenses to discontinued operations, and they are reported in discontinued operations for the period from July 1, 2016 through closing of the transactions contemplated by the Weald Agreements on August 11, 2016 in the accompanying condensed consolidated financial statements, and for all prior periods presented. The Company also reclassified assets and liabilities related to the respective licenses to assets and liabilities held for sale for all periods prior to closing of the transactions contemplated by the Weald Agreements in the accompanying condensed consolidated financial statements.

As of September 30, 2016, the Company owned a 1.9% interest in Central Petroleum Limited (ASX:CTP) (“Central”), a Brisbane-based exploration and production company traded on the Australian Securities Exchange. The Company accounts for this investment as securities available-for-sale in the accompanying condensed consolidated financial statements.

As of September 30, 2016, the Company owned a 2.0% interest in UK Oil and Gas Investments, PLC (LSE:UKOG) (“UKOG”), a British oil and gas investment company traded on the Alternative Investment Market of the London Stock Exchange. The Company accounts for this investment as securities available-for-sale in the accompanying condensed consolidated financial statements.

Accounting for Business Combinations

At the closing of the Merger, Tellurian, the accounting acquirer will account for the Merger with Magellan as a purchase. At the closing of the Merger, the adjustments to the consolidated financial statements and the allocation of the purchase price will depend on a number of factors including the fair value of Magellan’s common stock transferred and the estimated fair value of Magellan’s assets and liabilities at the closing date.

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of oil and gas reserves and other assets and liabilities, together with disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements, and the reported amounts of revenues and expenses, including stock-based compensation expense, during the reporting periods. Actual results could differ from those estimates.

Foreign Currency Translation

The functional currency of our foreign subsidiaries is their local currency. Assets and liabilities of foreign subsidiaries are translated to US dollars at period-end exchange rates, and our unaudited condensed consolidated statements of operations and cash flows are translated at average exchange rates during the reporting periods. Resulting translation adjustments are recorded in accumulated other comprehensive income, a separate component of stockholders’ equity. A component of accumulated other comprehensive income will be released into income when the Company executes a partial or complete sale of an investment in a foreign subsidiary or a group of assets of a foreign subsidiary considered a business and/or when the Company no longer holds a controlling financial interest in a foreign subsidiary or group of assets of a foreign subsidiary considered a business.

Transactions denominated in currencies other than the local currency are recorded based on exchange rates at the time such transactions arise. Subsequent changes in exchange rates result in foreign currency transaction gains and losses that are reflected in results of operations as unrealized (based on period end translation) or realized (upon settlement of the transactions) and reported under general and administrative expenses in the consolidated statements of operations.

During the fiscal year ended June 30, 2015, the Company made a determination that it was no longer permanently invested in its foreign subsidiaries because (i) the Company had begun an effort to repay its intercompany balances through the repatriation of cash from these subsidiaries and (ii) the Company was increasingly focusing on its US operations. As such, the Company recorded on its statement of operations for the fiscal year ended June 30, 2015, an expense reclassification from accumulated other comprehensive loss arising from foreign currency exchange losses on its intercompany account balances. For all subsequent periods, including the three months ended September 30, 2016, the Company has continued to record foreign currency exchange gains and losses arising from its intercompany account balances in its condensed consolidated statement of operations.

Securities Available-for-Sale

Securities available-for-sale are comprised of investments in publicly traded securities and are carried at quoted market prices. Unrealized gains and losses are excluded from earnings and recorded as a component of accumulated other comprehensive loss in stockholders’ equity (deficit), net of deferred income taxes. The Company recognizes gains or losses when securities are sold. On a quarterly basis, we perform an assessment to determine whether there have been any events or economic circumstances to indicate that a security with an unrealized loss has suffered an other-than-temporary impairment. The Company performed this analysis as of September 30, 2016, and concluded that no such events had occurred.

Assets and Liabilities Held for Sale

As a result of the Exchange Agreement executed on March 31, 2016 (see Note 3 — One Stone Exchange), the Company determined that a strategic shift occurred in its business that will have a major effect on the Company’s future operations and financial results. Therefore, the Company adjusted the assets and liabilities of NP to the lesser of their carrying value or fair value less costs to sell, which resulted in an impairment writedown of $11.3 million, and reclassified them as held for sale in the condensed consolidated balance sheets effective March 31, 2016, and for all prior periods presented. The Company also reclassified the results of NP’s operations to discontinued operations in the condensed consolidated statements of operations for all periods presented. In addition, on June 10, 2016, the Company entered into the Weald Agreements (see Note 4 — Sale of Weald Basin Assets). The Company determined that no fair value adjustments of the assets and liabilities disposed of pursuant to the Weald Agreements was necessary because the net assets were recorded at less than their fair value less costs to sell. The major classes of assets and liabilities transferred in the Exchange and sold pursuant to the Weald Agreements as well as the results of these discontinued operations are presented in Note 5 — Discontinued Operations. The closing of the Exchange took place on August 1, 2016, following its approval at the Company’s annual and special meeting of stockholders on July 13, 2016. The closing of the transactions contemplated by the Weald Agreements took place on August 11, 2016.

Oil and Gas Exploration and Production Activities

The Company follows the successful efforts method of accounting for its oil and gas exploration and production activities. Under this method, all property acquisition costs, and costs of exploratory and development wells are capitalized until a determination is made that the well has found proved reserves or is deemed noncommercial. If an exploratory well is deemed to be noncommercial, the well costs are charged to exploration expense as dry hole costs. Exploration expenses include dry hole costs and geological and geophysical expenses. Noncommercial development well costs are charged to impairment expense if circumstances indicate that a decline in the recoverability of the carrying value may have occurred.

The Company records its proportionate share in joint venture operations in the respective classifications of assets, liabilities, and expenses. The cost of CO2 injection is capitalized until a production response is seen as a result of the injection and it is determined that the well has found proved reserves. After oil production from the well begins, CO2 injection costs are expensed as incurred.

Depreciation, depletion, and amortization (“DD&A”) of capitalized costs related to proved oil and gas properties is calculated on a property-by-property basis using the units-of-production method based upon proved reserves. The computation of DD&A takes into consideration restoration, dismantlement, and abandonment costs as well as the estimated proceeds from salvaging equipment. Because all of the Company’s proved oil and gas properties related to NP, DD&A has been reclassified to discontinued operations for all periods presented in the accompanying condensed consolidated statements of operations. Effective with the classification of the assets and liabilities of NP to held for sale on March 31, 2016, including the proved oil and gas properties, the Company halted DD&A related to these assets, and no further DD&A has been recorded in the accompanying condensed consolidated financial statements for the period from April 1, 2016 through their disposition in connection with the closing of the transactions contemplated by the Exchange Agreement on August 1, 2016.

The sale of a partial interest in a proved oil and gas property is accounted for as normal retirement, and no gain or loss is recognized as long as the treatment does not significantly affect the units-of-production depletion rate. A gain or loss is recognized for all other sales of producing properties. The sale of a partial interest in an unproved oil and gas property is accounted for as a recovery of cost, with any excess of the proceeds over such cost or related carrying amount recognized as gain.

Impairment of Long-Lived Assets

The Company reviews the carrying amount of its oil and gas properties and unproved leaseholds for impairment annually or whenever events or changes in circumstances indicate that a decline in the recoverability of their carrying value may have occurred. The Company estimates the expected undiscounted future cash flows of its oil and gas properties and compares such undiscounted future cash flows to the carrying amount of the oil and gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and gas properties to fair value. The factors used to determine fair value include, but are not limited to, recent sales prices of comparable properties, the present value of estimated future cash flows, net of estimated operating and development costs, using estimates of reserves, future commodity pricing, future production estimates, anticipated capital expenditures, and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected. There were no significant changes in circumstances during the quarter ended September 30, 2016, that would indicate that the carrying values of oil and gas properties were further impaired.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the assets acquired net of the fair value of liabilities assumed in an acquisition. The goodwill recorded as of September 30, 2016 relates to the Company’s foreign subsidiaries. GAAP requires goodwill to be evaluated on an annual basis for impairment, or more frequently if events occur or circumstances change that could potentially result in impairment. For the three months ended September 30, 2016, there were no significant changes in events or circumstances that suggested further potential impairment of the Company’s goodwill balances at September 30, 2016.

Asset Retirement Obligations

The Company recognizes an estimated liability for future costs associated with the plugging and abandonment of its oil and gas properties. A liability for the fair value of an asset retirement obligation and corresponding increase in the carrying value of the related long-lived asset are recorded at the time a well is acquired or the liability to plug is legally incurred. Assumptions and judgments made by management when assessing an asset retirement obligation include (i) the existence of a legal obligation; (ii) estimated probabilities, amounts, and timing of settlements; (iii) the credit-adjusted risk-free rate to be used; and (iv) inflation rates. The Company depletes the amount added to proved oil and gas property costs, net of estimated salvage values, and recognizes expense in connection with the accretion of the discounted liability over the remaining estimated economic lives of the respective oil and gas properties. The Company’s asset retirement obligations were classified as held for sale as of June 30, 2016 in the accompanying consolidated balance sheet, as they relate to NP, and the effects of changes therein have been reported in discontinued operations for all periods presented in the accompanying condensed consolidated financial statements.

Stock-Based Compensation

Stock option grants may contain time-based, market-based, or performance-based vesting provisions. Time-based options (“TBOs”) are expensed on a straight-line basis over the vesting period. Market-based options (“MBOs”) are expensed on a straight-line basis over the derived service period, even if the market condition is not achieved. Performance-based options (“PBOs”) are amortized on a straight-line basis between the date upon which the achievement of the relevant performance condition is deemed probable and the date the performance condition is expected to be achieved. Management re-assesses whether achievement of performance conditions is probable at the end of each reporting period. If changes in the estimated outcome of the performance conditions affect the quantity of the awards expected to vest, the cumulative effect of the change is recognized in the period of the change.

The fair value of the stock options is determined on the grant date and is affected by our stock price and other assumptions regarding a number of complex and subjective variables. These variables include our expected stock price volatility over the term of the awards, risk-free interest rates, expected dividends, and the expected option exercise term. The Company estimates the fair value of PBOs and time-based stock options using the Black-Scholes-Merton pricing model. The simplified method is used to estimate the expected term of stock options due to a lack of related historical data regarding exercise, cancellation, and forfeiture. For MBOs, the fair value is estimated using Monte Carlo simulation techniques.

Accumulated Other Comprehensive Income

Other comprehensive income (loss) is presented net of applicable income taxes in the accompanying condensed consolidated balance sheets and statements of stockholders’ equity (deficit) and comprehensive loss. Other comprehensive income (loss) is comprised of revenues, expenses, gains, and losses that under GAAP are reported as separate components of stockholders’ equity (deficit) instead of net loss.

Earnings (Loss) per Common Share

Income and losses per common share are based upon the weighted average number of common and common equivalent shares outstanding during the period. The effects of potentially dilutive securities in the determination of diluted earnings per share are the dilutive effect of stock options and the shares of Series A Preferred Stock.

The potentially dilutive impact of stock options is determined using the treasury stock method. The potentially dilutive impact of the shares of Series A Preferred Stock is determined using the if-converted method. In applying the if-converted method, conversion is not assumed for purposes of computing dilutive shares if the effect would be anti-dilutive. Until its redemption upon closing of the transactions contemplated by the Exchange Agreement on August 1, 2016, the Series A Preferred Stock was convertible at a rate of one common share for one preferred share, multiplied by an applicable conversion ratio. We did not include any stock options nor common stock issuable upon the conversion of the Series A Preferred Stock in the calculation of diluted earnings (loss) per share for each of the three-month periods ended September 30, 2016, and September 30, 2015, as their effect would have been anti-dilutive due to net losses in those periods.

Segment Information

As of June 30, 2016, the Company determined, based on the criteria of Accounting Standards Codification Topic 280, that it operated in two segments, MPUK, and MPA, as well as a head office, Magellan (“Corporate”), which is treated as a cost center. As of September 30, 2016, these two operating segments met the minimum quantitative threshold to qualify for separate segment reporting.

The Company’s chief operating decision maker is Antoine J. Lafargue (President, Chief Executive Officer, Chief Financial Officer, Treasurer and Corporate Secretary of the Company), who reviews the results and manages operations of the Company in the two reporting segments of MPUK, and MPA, as well as Corporate. The presentation of all segment information herein reflects the manner in which the Company’s management monitors performance and allocates resources. For information pertaining to our reporting segments, see Note 15 — Segment Information, and the historical consolidated financial statements of Magellan as of and for the fiscal years ended June 30, 2016 and 2015 and the footnotes thereto included herein.

Recently Issued Accounting Standards

In August 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2016-15, which is intended to reduce diversity in practice in reporting certain items in the statement of cash flows. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2019, and early adoption is permitted. The Company does not expect adoption of ASU 2016-15 to have a material effect on its condensed consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, which is intended to improve the accounting for employee share-based payments and affect all organizations that issue share-based payment awards to their employees. Several aspects of the accounting for share-based payment award transactions are simplified, including (a) income tax consequences; (b) classification of awards as either equity or liabilities; (c) classification on the statement of cash flows; and (d) accounting for forfeitures. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2018, and early adoption is permitted. The Company is evaluating the impact of the adoption of this standard on its condensed consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, which establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months, and provides revised guidance on lease classification as finance or operating, with classification affecting the pattern of expense recognition in the statement of operations or comprehensive loss, and the pattern of cash flow classification in the statement of cash flows. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2020. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is evaluating the impact of the adoption of this standard on its condensed consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, which addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2019, with earlier application not permitted with the exception of certain specific provisions. The Company is evaluating the impact of the adoption of this standard on its condensed consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, which simplifies the presentation of deferred income taxes in the classified balance sheet, by removing the requirement to separate current and noncurrent deferred taxes and requiring deferred tax assets and liabilities to be classified as noncurrent. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2018, and early adoption is permitted. The Company does not expect adoption of ASU 2015-17 to have a material effect on its condensed consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16, which simplifies the accounting for adjustments made to provisional amounts recognized at the acquisition date in a business combination, by eliminating the requirement to retrospectively account for such adjustments for which the accounting is incomplete by the end of the reporting period in which the combination occurs. This standard is effective for the Company for its first interim period in its fiscal year ending June 30, 2017. The Company has adopted this standard, which has not had a material impact on the Company’s condensed consolidated financial statements for the three months ended September 30, 2016. The Company expects to account for such adjustments, if any, on a prospective basis.

In August 2014, the FASB issued ASU No. 2014-15, which provides guidance on management’s responsibility to evaluate whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. This standard is effective for the Company’s fiscal year ending June 30, 2017, and annual and interim periods thereafter. The Company is evaluating the impact of the adoption of this standard on its condensed consolidated financial statements.

In April 2014, the FASB issued ASU No. 2014-8, which changed the requirements for reporting discontinued operations and disclosures of disposals of components of an entity. ASU 2014-8 is effective for all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Company has adopted this standard and applied its guidance to its reporting and disclosure of the One Stone Exchange, the Weald ATA and the IoW ATA, and discontinued operations of NP and MPUK. (Notes 3, 4 and 5).

There are no new significant accounting standards applicable to the Company that have been issued but not yet adopted by the Company as of September 30, 2016.

Note 1 — Basis of Presentation

Description of Operations

Magellan Petroleum Corporation (the “Company” or “Magellan” or “MPC” or “we”) is an independent oil and gas exploration and production company. Subject to the closing of the announced merger with Tellurian Investments Inc. (“Tellurian”), Magellan will become a company focused on the development of liquefied natural gas (“LNG”) projects along the United States Gulf Coast. Historically active internationally, Magellan also owns interests in the Horse Hill-1 well and related licenses in the Weald Basin, onshore UK, and an exploration block, NT/P82, in the Bonaparte Basin, offshore Northern Territory, Australia.

The Company conducts its operations through two wholly owned subsidiaries corresponding to the geographical areas in which the Company operates: Magellan Petroleum (UK) Limited (“MPUK”), and Magellan Petroleum Australia Pty Ltd (“MPA”). Following the closing of the merger with Tellurian, which is expected in the fourth quarter of calendar year 2016, the combined company will operate its LNG business in the US through its new wholly owned subsidiary, Tellurian.

On July 10, 2015, the Company completed a one share-for-eight shares reverse stock split with respect to the Company’s common stock. All amounts of shares of common stock, per share prices with respect to common stock, amounts of stock options to purchase common stock, respective exercise prices of each such option, and amounts of shares convertible upon conversion of the Series A convertible preferred stock for periods both prior and subsequent to the split have been adjusted in this joint proxy statement/prospectus to reflect the reverse stock split.

We believe that Magellan’s sources of value are embedded in the Company’s portfolio of assets. Magellan’s strategy is therefore focused on recovering shareholder value by realizing the value of its existing assets.

We were founded in 1957 and incorporated in Delaware in 1967. The Company’s common stock has been trading on NASDAQ since 1972 under the ticker symbol “MPET”.

Our principal executive offices are located at 1775 Sherman Street, Suite 1950, Denver, Colorado 80203, and our phone number is (720) 484-2400.

Going Concern

The Company has incurred losses from operations for the year ended June 30, 2016, of $5.3 million, and has experienced negative cash flows from operations of $2.2 million for the year ended June 30, 2016, and as of June 30, 2016, its cash balance was $1.7 million. The Company continues to experience liquidity constraints and since July 2015, has been selling certain of its assets to fund its operations, which has resulted in a significant reduction in the Company’s monthly cash burn rate. However, these liquidity constraints continue, and proceeds from these asset sales may not provide sufficient liquidity to fund the Company’s operations for the next twelve months. As a result of these conditions and events, there is substantial doubt about the Company’s ability to continue as a going concern. Because Tellurian’s assets do not currently generate revenues, the combined company is also likely to experience liquidity constraints. However, we believe that upon the closing of the merger with Tellurian, the combined company will be better positioned to raise capital to fund the combined company’s operations due to the attributes of Tellurian’s business plan and management. Therefore, we believe that Magellan’s ability to continue as a going concern in the short-term is subject to the closing of the merger with Tellurian, the primary condition of which closing is the approval by the Company’s shareholders of the merger agreement that is expected to be sought in the fourth quarter of calendar year 2016. However, following the closing of the merger with Tellurian, the combined company may not be able to raise sufficient capital in a timely manner to fund the operations of the combined company. Should the merger with Tellurian not close, the Company will need to pursue other alternatives in order to continue as a going concern.

Special Committee of the Board of Directors

In light of the Company’s constrained capital resources and the significant capital requirements to develop the Poplar field using CO2-EOR, on June 5, 2015, the Company formed a special committee of independent members of the Board of Directors of the Company (the “Special Committee”) to i) consider various strategic alternatives potentially available to the Company, which included, but were not limited to, sales of some or all of the assets of the Company, joint ventures, a recapitalization, and a sale or merger of the Company and ii) amend compensation arrangements of executives and employees for the purpose of retention and alignment of interests with the interests of the common stockholders during such strategic alternatives review process. The Special Committee engaged Petrie Partners, LLC as financial advisor to assist in the consideration of such matters.

As discussed in Note 2 — One Stone Exchange, on March 31, 2016, the Company and its sole preferred stockholder entered into an Exchange Agreement pursuant to which 100% of the outstanding shares of Magellan Series A convertible preferred stock (the “Series A Preferred Stock”) were exchanged in consideration for 100% of the Company’s interests in Nautilus Poplar LLC and 51% of the outstanding common units in Utah CO2 LLC (“Utah CO2,” and together with Nautilus Poplar LLC, the “CO2 Business,” or “NP,” or the “former NP segment”), as adjusted by the Cash Amount (as defined in the Exchange Agreement and discussed further below) (the “Exchange”). As of June 30, 2016, the assets and liabilities of the CO2 Business have been classified as held for sale in the consolidated balance sheets and the results of operations for the years then ended have been included in discontinued operations in the consolidated statements of operations. See Note 4 — Discontinued Operations.

As discussed in Note 3 — Sale of Weald Basin Assets, on June 10, 2016, MPUK entered into three concurrent agreements (the “Weald Agreements”) for divestiture of certain of its Petroleum Exploration and Development Licenses (“PEDLs”), its peripheral offshore license near the Isle of Wight, and settlement of legal claims related to the Central Weald licenses with its partner and operator, Celtique Energie Weald Limited (“Celtique”). As of June 30, 2016, the settlement with Celtique has been accrued and the assets and liabilities related to these licenses have been classified as held for sale in the consolidated balance sheets, and the results of operations related to the licenses for the years then ended have been included in discontinued operations in the consolidated statements of operations. See Note 4 — Discontinued Operations.

As discussed in Note 20 — Subsequent Events, on August 2, 2016, Magellan, Tellurian, and River Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of Magellan (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”). Pursuant to the Merger Agreement, each outstanding share of common stock, par value $0.001 per share, of Tellurian will be exchanged for 1.300 shares of common stock, par value $0.01 per share, of Magellan, and Merger Sub will merge with and into Tellurian (the “Merger”), with Tellurian continuing as the surviving corporation and a direct subsidiary of Magellan, and Tellurian will be the accounting acquirer.

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of Magellan and its wholly owned subsidiaries, NP (which has been discontinued), MPUK, and MPA, and have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and the instructions to Form 10-K and Regulation S-X published by the US Securities and Exchange Commission (the “SEC”). All intercompany accounts and transactions have been eliminated.

Effective with the execution of the Exchange Agreement on March 31, 2016, the Company has reclassified the operations of NP to discontinued operations and reclassified its related assets and liabilities to assets and liabilities held for sale for all periods presented in the accompanying consolidated financial statements.

Effective with the execution of the Weald Agreements on June 10, 2016, the Company has reclassified the operations in connection with the respective licenses to discontinued operations and reclassified its related assets and liabilities to assets and liabilities held for sale for all periods presented in the accompanying consolidated financial statements.

Certain prior year amounts have been reclassified to conform to the current year presentation. Such reclassifications had no effect on the prior year net loss attributable to common stockholders, accumulated deficit, net assets, or total shareholders’ equity.

The Company has evaluated events or transactions through September 13, 2016 in conjunction with the preparation of these consolidated financial statements. All amounts presented are in US dollars, unless otherwise noted. Amounts expressed in Australian currency are indicated as “AUD.” Amounts expressed in the currency of the United Kingdom are indicated as “GBP.”

As of June 30, 2016 the Company owned a 1.9% interest in Central Petroleum Limited (ASX:CTP) (“Central”), a Brisbane-based exploration and production company traded on the Australian Securities Exchange. The Company accounts for this investment as securities available-for-sale in the accompanying consolidated financial statements.

Pro Forma Financial Information (Unaudited)

Due to the significance of certain transactions that have closed during the third quarter of calendar 2016, including in connection with the Exchange Agreement and the Weald Agreements, we have presented in Note 21 — Pro Forma Financial Information (Unaudited)the effects of these transactions on our consolidated balance sheet at June 30, 2016, and on our consolidated statements of operations for the years ended June 30, 2016, and June 30, 2015, as if they had been completed on June 30, 2016, with respect to balance sheet data, and as if they had become effective on July 1, 2014, with respect to statement of operations data for the years ended June 30, 2016 and 2015. Refer to Note 21 for further information regarding the pro forma effects of these transactions.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of oil and gas reserves, assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses, including stock-based compensation expense, during the reporting periods. Actual results could differ from those estimates.

Foreign Currency Translation

The functional currency of our foreign subsidiaries is their local currency. Assets and liabilities of foreign subsidiaries are translated to US dollars at period-end exchange rates, and our consolidated statements of operations and cash flows are translated at average exchange rates during the reporting periods. Resulting translation adjustments are recorded in accumulated other comprehensive income, a separate component of stockholders’ equity. A component of accumulated other comprehensive income will be released into income when the Company executes a partial or complete sale of an investment in a foreign subsidiary or a group of assets of a foreign subsidiary considered a business and/or when the Company no longer holds a controlling financial interest in a foreign subsidiary or group of assets of a foreign subsidiary considered a business.

Transactions denominated in currencies other than the local currency are recorded based on exchange rates at the time such transactions arise. Subsequent changes in exchange rates result in foreign currency transaction gains and losses that are reflected in results of operations as unrealized (based on period end translation) or realized (upon settlement of the transactions) and reported under general and administrative expenses in the consolidated statements of operations.

During the fiscal year ended June 30, 2015, the Company made a determination that it was no longer permanently invested in its foreign subsidiaries because (i) the Company had begun an effort to repay its intercompany balances through the repatriation of cash from these subsidiaries and (ii) the Company was increasingly focusing on its US operations. As such, the Company recorded on its statement of operations for the fiscal year ended June 30, 2015, an expense reclassification from accumulated other comprehensive income arising from foreign currency exchange losses on its intercompany account balances.

Cash and Cash Equivalents and Concentration of Credit Risk

The Company considers all highly liquid short-term investments with original maturities of three months or less at the date of acquisition to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short term nature of these instruments.

The Company’s financial instruments exposed to concentrations of credit risk consist primarily of cash and cash equivalents. The Company regularly assesses the level of credit risk we are exposed to and whether there are better ways of managing credit risk. The Company invests its cash and cash equivalents with reputable financial institutions. At times, balances deposited may exceed FDIC insured limits. The Company has not incurred any losses related to these deposits.

Securities Available-for-Sale

Securities available-for-sale are comprised of investments in publicly traded securities and are carried at quoted market prices. Unrealized gains and losses are excluded from earnings and recorded as a component of accumulated other comprehensive income in stockholders’ (deficit) equity, net of deferred income taxes. The Company recognizes gains or losses when securities are sold. On a quarterly basis, we perform an assessment to determine whether there have been any events or economic circumstances to indicate that a security with an unrealized loss has suffered an other-than-temporary impairment. The Company performed this analysis as of June 30, 2016, and concluded that it had not incurred an other-than temporary impairment. During the fiscal year ended June 30, 2015, the Company determined that the value of its investment in Central had suffered an other-than temporary impairment. As such, the unrealized loss on this investment was reclassified from other comprehensive income to the consolidated statement of operations at June 30, 2015.

Accounts Receivable

Trade accounts receivable consist mainly of receivables from oil and gas purchasers. For receivables from working interest partners, the Company typically has the ability to withhold future revenue disbursements to recover non-payment of joint interest billings. Generally, oil and gas receivables are collected within two months. The collectability of accounts receivable is continuously monitored and analyzed based upon historical experience. The use of judgment is required to establish a provision for allowance for doubtful accounts for specific customer collection issues identified. The allowance for doubtful accounts was $0 as of June 30, 2016, and 2015.

Assets and Liabilities Held for Sale

As a result of the Exchange Agreement executed on March 31, 2016 (see Note 2 — One Stone Exchange), the Company determined that a strategic shift occurred in its business that will have a major effect on the Company’s future operations and financial results. Therefore, the Company adjusted the assets and liabilities of NP to the lesser of their carrying value or fair value less costs to sell, which resulted in an impairment write down of $11.3 million, and reclassified them as held for sale in the consolidated balance sheets effective March 31, 2016. The Company also reclassified the results of NP’s operations to discontinued operations in the consolidated statements of operations for all periods presented. In addition, on June 10, 2016, the Company executed the Weald ATA (see Note 3 — Sale of Weald Basin Assets). The Company determined that no fair value adjustments of the assets and liabilities disposed of in the Weald ATA was necessary because the net assets were recorded at less than their fair value less costs to sell. The major classes of assets and liabilities held for sale as well as the results of discontinued operations are presented in Note 4 — Discontinued Operations for both NP and the Weald Basin exploration licenses disposed of pursuant to the Weald ATA. The closing of the Exchange took place on August 1, 2016, following its approval at the Company’s annual meeting of stockholders on July 13, 2016. The closing of the transactions contemplated by the Weald ATA took place on August 11, 2016. Unaudited pro forma financial statements showing the impact of the closing of transactions contemplated by the Exchange Agreement and the Weald ATA and other events that have occurred subsequent to June 30, 2016 on the Company’s financial statements, as if they had been applied at June 30, 2016, have been included in Note 21 — Pro Forma Financial Information (Unaudited).

Oil and Gas Exploration and Production Activities

The Company follows the successful efforts method of accounting for its oil and gas exploration and production activities. Under this method, all property acquisition costs, and costs of exploratory and development wells are capitalized until a determination is made that the well has found proved reserves or is deemed noncommercial. If an exploratory well is deemed to be noncommercial, the well costs are charged to exploration expense as dry hole costs. Exploration expenses include dry hole costs and geological and geophysical expenses. Noncommercial development well costs are charged to impairment expense if circumstances indicate that a decline in the recoverability of the carrying value may have occurred.

The Company records its proportionate share in joint venture operations in the respective classifications of assets, liabilities, and expenses. The cost of CO2 injection is capitalized until a production response is seen as a result of the injection and it is determined that the well has found proved reserves. After oil production from the well begins, CO2 injection costs are expensed as incurred.

Depreciation, depletion, and amortization (“DD&A”) of capitalized costs related to proved oil and gas properties is calculated on a property-by-property basis using the units-of-production method based upon proved reserves. The computation of DD&A takes into consideration restoration, dismantlement, and abandonment costs as well as the estimated proceeds from salvaging equipment. As all of the Company’s proved oil and gas properties related to NP, DD&A has been reclassified to discontinued operations for all periods presented in the accompanying consolidated statements of operations. Effective with the classification of the assets and liabilities of NP to held for sale on March 31, 2016, including the proved oil and gas properties, the Company halted DD&A related to these assets and no further DD&A has been recorded in the accompanying consolidated financial statements for the period from April 1, 2016 through June 30, 2016.

The sale of a partial interest in a proved oil and gas property is accounted for as normal retirement, and no gain or loss is recognized as long as the treatment does not significantly affect the units-of-production depletion rate. A gain or loss is recognized for all other sales of producing properties. The sale of a partial interest in an unproved oil and gas property is accounted for as a recovery of cost, with any excess of the proceeds over such cost or related carrying amount recognized as gain.

Impairment of Long-Lived Assets

The Company reviews the carrying amount of its oil and gas properties and unproved leaseholds for impairment annually or whenever events or changes in circumstances indicate that a decline in the recoverability of their carrying value may have occurred. The Company estimates the expected undiscounted future cash flows of its oil and gas properties and compares such undiscounted future cash flows to the carrying amount of the oil and gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and gas properties to fair value. The factors used to determine fair value include, but are not limited to, recent sales prices of comparable properties, the present value of estimated future cash flows, net of estimated operating and development costs, using estimates of reserves, future commodity pricing, future production estimates, anticipated capital expenditures, and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected.

In connection with the Exchange Agreement and the reclassification of NP’s oil and gas properties to assets held for sale, the Company undertook such a review at March 31, 2016, and recorded an impairment of the proved oil and gas properties of $7.8 million and an impairment of its wells in progress of $3.4 million, both included in the loss from discontinued operations in the accompanying consolidated statements of operations for the year ended June 30, 2016. The Company used a fairness opinion provided by a third party in connection with the Exchange and an internally developed cash flow model to value the oil and gas properties of NP. As of June 30, 2016, the properties continue to be included in assets held for sale at their adjusted carrying values representing their fair values less costs to sell, which as of June 30, 2016, approximately equaled the fair values less costs to sell as determined at March 31, 2016.

The Company also undertook such a review during the year ended June 30, 2015, and as a result of the decline in oil prices, concluded that its proved oil and gas properties were impaired and recorded an impairment loss of $17.4 million in the accompanying consolidated statement of operations.

Land, Buildings, and Equipment

Land, buildings, and equipment are recorded at cost. Costs of renewals and improvements that substantially extend the useful lives of the assets are capitalized. Maintenance and repair costs are expensed when incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to fifteen years.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the assets acquired, net of the fair value of liabilities assumed in an acquisition. The goodwill recorded as of June 30, 2016 and 2015 of $500 thousand related to the Company’s foreign subsidiaries, of which amount $275 thousand related to MPA, and $225 thousand related to MPUK. GAAP requires goodwill to be evaluated on an annual basis for impairment, or more frequently if events occur or circumstances change that could potentially result in impairment.

For the year ended June 30, 2016, as a result of management’s intent to monetize certain assets, including those of its foreign subsidiaries, and the progress of negotiations related to the sale of those assets, the Company performed an analysis of qualitative factors to determine whether further evaluation under GAAP (the two-step test) was required. As a result of this qualitative analysis, the Company determined that it was not more likely than not that the carrying value of its foreign reporting units, including goodwill, were less than their carrying amounts. Therefore, no further testing for impairment of the Company’s goodwill balances at June 30, 2016 was performed.

As of June 30, 2015, management concluded that as a result of the decline in reserve value, principally due to the decline in commodity prices, and a downward revision in reserve quantities as the result of the exclusion of PUD reserves from the Company’s reserve estimates, goodwill related to NP had been impaired. Accordingly, we recorded impairment expense of $674 thousand for the year ended June 30, 2015, which is included in discontinued operations in the accompanying consolidated statement of operations. The qualitative factors used in our assessment included macroeconomic conditions, industry and market conditions, cost factors, and overall financial performance. The quantitative analysis performed included a review of the June 30, 2015 reserve estimates using forward commodity prices and an estimate of the differential less the liabilities for NP, and comparing the result of the analysis to the recorded carrying value of the net assets. The analysis indicated that the carrying value of the net assets exceeded the calculated value of the reserves net of liabilities, and therefore, an impairment had occurred.

Asset Retirement Obligations

The Company recognizes an estimated liability for future costs associated with the plugging and abandonment of its oil and gas properties. A liability for the fair value of an asset retirement obligation and corresponding increase in the carrying value of the related long-lived asset are recorded at the time a well is acquired or the liability to plug is legally incurred. Assumptions and judgments made by management when assessing an asset retirement obligation include: (i) the existence of a legal obligation; (ii) estimated probabilities, amounts, and timing of settlements; (iii) the credit-adjusted risk-free rate to be used; and (iv) inflation rates. The Company depletes the amount added to proved oil and gas property costs, net of estimated salvage values, and recognizes expense in connection with the accretion of the discounted liability over the remaining estimated economic lives of the respective oil and gas properties. Asset retirement obligations have been classified as held for sale as of all periods presented in the accompanying consolidated balance sheets, as they relate to NP.

Revenue Recognition

The Company has historically derived revenue primarily from the sale of produced oil. Oil revenues are recognized when production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and collection of the revenue is probable. Oil revenues have been classified as discontinued operations for all periods presented in the accompanying consolidated statements of operations, as they relate to NP.

Major Customers

The Company’s consolidated oil production revenue is derived from its NP segment and was generated from two customers for the years ended June 30, 2016 and 2015.

Stock-Based Compensation

Stock option grants may contain time-based, market-based, or performance-based vesting provisions. Time-based options (“TBOs”) are expensed on a straight-line basis over the vesting period. Market-based options (“MBOs”) are expensed on a straight-line basis over the derived service period, even if the market condition is not achieved. Performance-based options (“PBOs”) are amortized on a straight-line basis between the date upon which the achievement of the relevant performance condition is deemed probable and the date the performance condition is expected to be achieved. Management re-assesses whether achievement of performance conditions is probable at the end of each reporting period. If changes in the estimated outcome of the performance conditions affect the quantity of the awards expected to vest, the cumulative effect of the change is recognized in the period of change.

The fair value of the stock options is determined on the grant date and is affected by our stock price and other assumptions regarding a number of complex and subjective variables. These variables include our expected stock price volatility over the term of the awards, risk-free interest rates, expected dividends, and the expected option exercise term. The Company estimates the fair value of PBOs and time-based stock options using the Black-Scholes-Merton pricing model. The simplified method is used to estimate the expected term of stock options due to a lack of related historical data regarding exercise, cancellation, and forfeiture. For MBOs, the fair value is estimated using Monte Carlo simulation techniques.

Accounting for Income Taxes

The Company follows the liability method in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance for deferred tax assets when it is more likely than not that such assets will not be recovered.

GAAP prescribes a comprehensive model for recognizing, measuring, presenting, and disclosing in the financial statements uncertain tax positions that the Company has taken or expects to take in its tax returns. Under GAAP, the Company recognizes tax positions when it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Company has presumed that its positions will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The next step consists of measurement. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. A tax position is measured at the largest amount of benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. An uncertain income tax position will not be recognized if it does not meet the more-likely-than-not threshold. To appropriately account for income tax matters, the Company is required to make significant judgments and estimates regarding the recoverability of deferred tax assets, the likelihood of the outcome of examinations of tax positions that may or may not be currently under review, and potential scenarios involving settlements of such matters. Changes in these estimates could materially impact the consolidated financial statements. There are no uncertain tax positions that would meet the more-likely-than-not recognition threshold for the fiscal years ended June 30, 2016, or 2015.

The Company has adopted an accounting policy to record all tax-related interest under interest expense and tax-related penalties under general and administrative expense in the consolidated statement of operations.

Financial Instruments

The carrying values for accounts receivable, accounts payable and debt approximate fair value based on the timing of the anticipated cash flows and current market conditions.

Segment Information

As of June 30, 2016, the Company determined, based on the criteria of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification Topic 280, that it operated in two segments, MPUK and MPA, as well as a head office, Magellan (“Corporate”), which is treated as a cost center. As of June 30, 2016, these two operating segments met the minimum quantitative threshold to qualify for separate segment reporting.

The Company’s chief operating decision maker is Antoine J. Lafargue (President and CEO of the Company), who reviews the results and manages operations of the Company in the two reporting segments of MPUK and MPA, and Corporate. The presentation of all segment information herein reflects the manner in which the Company’s management monitors performance and allocates resources.

Prior to signing the Exchange Agreement, and the related reclassification of the assets and liabilities of NP to held for sale, and classification of NP’s results of operations to discontinued operations, the Company operated in three segments. For further information pertaining to our reporting segments, see Note 15 — Segment Information.

Loss per Common Share

Income and losses per common share are based upon the weighted average number of common and common equivalent shares outstanding during the period. The effects of potentially dilutive securities in the determination of diluted earnings per share are the dilutive effect of stock options and the shares of Series A Preferred Stock.

The potentially dilutive impact of stock options is determined using the treasury stock method. The potentially dilutive impact of the shares of Series A Preferred Stock is determined using the if-converted method. In applying the if-converted method, conversion is not assumed for purposes of computing dilutive shares if the effect would be anti-dilutive. The Series A Preferred Stock is convertible at a rate of one common share for one preferred share, multiplied by an applicable conversion ratio. We did not include any stock options nor common stock issuable upon the conversion of the Series A Preferred Stock in the calculation of diluted loss per share during the fiscal years ended June 30, 2016, and 2015, as their effect would have been anti-dilutive due to net losses in those periods.

Accumulated Other Comprehensive Income Loss

Other comprehensive (loss) income is presented net of applicable income taxes in the accompanying consolidated statements of stockholders’ (deficit) equity and comprehensive loss. Other comprehensive (loss) income is comprised of revenues, expenses, gains, and losses that under GAAP are reported as separate components of stockholders’ (deficit) equity instead of net loss.

Recently Issued Accounting Standards

In August 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-15, which is intended to reduce diversity in practice in reporting certain items in the statement of cash flows. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2019, and early adoption is permitted. The Company does not expect adoption of ASU 2016-15 to have a material effect on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, which is intended to improve the accounting for employee share-based payments and affect all organizations that issue share-based payment awards to their employees. Several aspects of the accounting for share-based payment award transactions are simplified, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; (c) classification on the statement of cash flows; and (d) accounting for forfeitures. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2018, and early adoption is permitted. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, which establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months, and provides revised guidance on lease classification as finance or operating, with classification affecting the pattern of expense recognition in the statement of operations or comprehensive loss, and the pattern of cash flow classification in the statement of cash flows. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2020. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, which addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2019, with earlier application not permitted with the exception of certain specific provisions. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, which simplifies the presentation of deferred income taxes in the classified balance sheet, by removing the requirement to separate current and noncurrent deferred taxes and requiring deferred tax assets and liabilities to be classified as noncurrent. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2018, and early adoption is permitted. The Company does not expect adoption of ASU 2015-17 to have a material effect on its consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16, which simplifies the accounting for adjustments made to provisional amounts recognized at the acquisition date in a business combination, by eliminating the requirement to retrospectively account for such adjustments for which the accounting is incomplete by the end of the reporting period in which the combination occurs. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2017. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In August 2015, the FASB issued ASU No. 2015-15, which amends presentation and disclosure requirements outlined in ASU 2015-03 by clarifying guidance for debt issuance costs related to line of credit arrangements, provided that the SEC would not object to presentation of debt issuance costs related to a line of credit arrangement as an asset, and amortizing them ratably over the term of the line of credit arrangement. This standard will be effective for the Company for its first interim period in its fiscal year ending June 30, 2017. The Company does not expect adoption of ASU 2015-15 to have a material effect on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, which provides guidance on management’s responsibility to evaluate whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. This standard will be effective for the Company’s fiscal year ending June 30, 2017, and annual and interim periods thereafter. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In April 2014, the FASB issued ASU No. 2014-8, which changed the requirements for reporting discontinued operations and disclosures of disposals of components of an entity. ASU 2014-8 is effective for all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Company has adopted this standard and applied its guidance to its reporting and disclosure of the One Stone Exchange, the Weald ATA and the IoW ATA, and discontinued operations of NP and MPUK (see Notes 2, 3 and 4).

There are no new significant accounting standards applicable to the Company that have been issued but not yet adopted by the Company as of June 30, 2016.